Foreign currency translation reserve and Other reserves - Summary Of Movement In Other Reserve (Detail) ₨ in Millions, $ in Millions			12 Months Ended
		Dec. 03, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance			₨ 56,693
Other comprehensive income			4,263	$ 50	₨ 7,127	₨ 11,095
Bonus issue of equity shares		₨ 10,467
Ending balance			53,497	$ 626	56,693
Remeasurements of the defined benefit plans
Disclosure of reserves within equity [line items]
Beginning balance			(286)		(548)	(498)
Other comprehensive income			289		262	(50)
Transfer of shares pertaining to Non-controlling interests of subsidiary			(8)
Transfer to Retained earnings	[1]		(130)
Ending balance			(135)		(286)	(548)
Investment in Debt instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance			1,397		(119)	3,018
Other comprehensive income			963		1,516	(3,137)
Ending balance			2,360		1,397	(119)
Investment in Equity instruments measured at fair value through OCI
Disclosure of reserves within equity [line items]
Beginning balance			10,320		10,793	10,088
Other comprehensive income			(3,476)		(473)	705
Transfer to Retained earnings	[1]		(5,624)
Ending balance			1,220		10,320	10,793
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance			1,661		1,122	1,122
Bonus issue of equity shares			(1,661)
Buyback of equity shares					539
Ending balance					1,661	₨ 1,122
Gross obligation to non-controlling interests under put options
Disclosure of reserves within equity [line items]
Beginning balance			(4,238)
Addition through Business combination					(4,238)
Ending balance			₨ (4,238)		₨ (4,238)

[1]	Towards transfer of cumulative realized (gain)/loss on disposal of investments in equity instruments designated as FVTOCI and towards transfer of cumulative (gain)/loss on remeasurement of defined benefit plans to retained earnings.